Stock-Based Incentive Plan (Nonvested Restricted Stock, Restricted Stock Units and PSUs Activity) (Details) (Restricted Stock Awards, USD $)	12 Months Ended
Dec. 31, 2014
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of restricted stock awards, nonvested beginning balance	3,321,836
Weighted average grant-date fair value per share, nonvested beginning balance	$ 27.13
Number of restricted stock awards, granted	2,144,184
Weighted average grant-date fair value per share, granted	$ 40.04
Number of restricted stock awards, released	(1,376,177)
Weighted average grant-date fair value per share, released	$ 24.98
Number of restricted stock awards, forfeited	(419,605)
Weighted average grant-date fair value per share, forfeited	$ 31.97
Number of restricted stock awards, nonvested ending balance	3,670,238
Weighted average grant-date fair value per share, nonvested ending balance	$ 34.98